21. EMPLOYEES BENEFITS PLANS (Details 6) - Present value of defined benefit obligation [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Medical plan [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		R$ 187,274	R$ 149,046
Net liabilities		187,274	149,046
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities		149,046	132,845
Interest on actuarial liabilities		13,503	12,705
Current service costs			207
Past service costs - plan change	[1]		0
Present value of actuarial liabilities calculated in 2018
Actuarial (gains) losses - experience		(7,235)	5,449
Actuarial (gains) losses - demographic hypothesis			0
Actuarial losses - economic hypothesis		36,222	4,390
Ending balance of liabilities			149,046
Rollforward of fair value assets
Benefits paid directly by the Company		(4,262)	6,550
Contributions of the sponsor		(4,262)	(6,550)
Ending balance of fair value of assets		187,274	149,046
Rollforward of comprehensive income
Beginning balance		(47,245)	(37,406)
Actuarial gains (losses)		(28,987)	(9,839)
Ending balance of comprehensive income		(76,232)	(47,245)
Costs recognized in statement of income
Interest on actuarial liabilities		(13,503)	(12,705)
Current service costs			(207)
Past service costs - plan change	[1]		0
Cost recognizzed in statement of income		(13,503)	(12,912)
Estimated costs for the next period
Current service costs			0
Interest on actuarial liabilities		(13,586)	(13,503)
Estimated costs for the next year		(13,586)	(13,503)
F.G.T.S. Penalty [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		247,485	167,588
Net liabilities		247,485	167,588
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities		167,588	161,342
Interest on actuarial liabilities		11,840	12,239
Current service costs		6,471	6,514
Past service costs - plan change	[1]	(61,871)
Present value of actuarial liabilities calculated in 2018
Actuarial (gains) losses - experience		7,897	10,698
Actuarial (gains) losses - demographic hypothesis		84,158	(5,945)
Actuarial losses - economic hypothesis		42,193	2,847
Ending balance of liabilities			167,588
Rollforward of fair value assets
Benefits paid directly by the Company		10,791	20,107
Contributions of the sponsor		(10,791)	(20,107)
Ending balance of fair value of assets		247,485	167,588
Rollforward of comprehensive income
Beginning balance		(94,097)	(86,497)
Actuarial gains (losses)		(134,248)	(7,600)
Ending balance of comprehensive income		(228,345)	(94,097)
Costs recognized in statement of income
Interest on actuarial liabilities		(11,840)	(12,239)
Current service costs		(6,471)	(6,514)
Past service costs - plan change	[1]	61,871
Cost recognizzed in statement of income		43,560	(18,753)
Estimated costs for the next period
Current service costs		(12,718)	(6,471)
Interest on actuarial liabilities		(13,993)	(11,840)
Estimated costs for the next year		(26,711)	(18,311)
Award for length of service [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		103,284	55,134
Net liabilities		103,284	55,134
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities		55,134	49,328
Interest on actuarial liabilities		4,366	4,033
Current service costs		2,574	2,096
Past service costs - plan change	[1]
Present value of actuarial liabilities calculated in 2018
Actuarial (gains) losses - experience		11,142	9,578
Actuarial (gains) losses - demographic hypothesis		34,950	(739)
Actuarial losses - economic hypothesis		9,174	576
Ending balance of liabilities			55,134
Rollforward of fair value assets
Benefits paid directly by the Company		14,055	9,738
Contributions of the sponsor		(14,055)	(9,738)
Ending balance of fair value of assets		103,284	55,134
Rollforward of comprehensive income
Beginning balance
Actuarial gains (losses)
Ending balance of comprehensive income
Costs recognized in statement of income
Interest on actuarial liabilities		(4,366)	(4,033)
Current service costs		(2,574)	(2,096)
Past service costs - plan change	[1]
Immediate recognition of reduction		(55,266)	(9,415)
Cost recognizzed in statement of income		(62,206)	(15,544)
Estimated costs for the next period
Current service costs		(5,741)	(2,574)
Interest on actuarial liabilities		(6,275)	(4,366)
Estimated costs for the next year		(12,016)	(6,940)
Other [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities		151,431	96,383
Net liabilities		151,431	96,383
Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	[2]	96,384	84,770
Interest on actuarial liabilities	[2]	4,260	2,545
Current service costs	[2]	22,237	751
Past service costs - plan change	[1]
Present value of actuarial liabilities calculated in 2018			10,214
Actuarial (gains) losses - experience		10,462	4,940
Actuarial (gains) losses - demographic hypothesis		14,066	(943)
Actuarial losses - economic hypothesis		13,290	852
Ending balance of liabilities	[2]		96,384
Rollforward of fair value assets
Benefits paid directly by the Company		9,268	6,746
Contributions of the sponsor		(9,268)	(6,746)
Ending balance of fair value of assets		151,431	96,384
Rollforward of comprehensive income
Beginning balance		(20,799)	(15,950)
Actuarial gains (losses)		(37,818)	(4,849)
Ending balance of comprehensive income		(58,617)	(20,799)
Costs recognized in statement of income
Interest on actuarial liabilities	[2]	(4,260)	(2,545)
Current service costs	[2]	(22,237)	(751)
Past service costs - plan change	[1]
Cost recognizzed in statement of income	[2]	(26,496)	(3,296)
Estimated costs for the next period
Current service costs		(15,911)	(8,061)
Interest on actuarial liabilities		(8,201)	(4,192)
Estimated costs for the next year		R$ (24,112)	R$ (12,253)

[1]	Refers to a change in the legislation, related F.G.T.S. penalty by the Law N 13,932, of December 11, 2019, was extinguished the social contribution of 10% due by the employer.
[2]	Considers the sums of the retirement compensation and life insurance benefits.